Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 1,699,971	$ 7,812,259
Accrued interest receivable	771	54,456
Investment in marketable securities		6,988,780
Prepaid expenses and other current assets	509,519	421,522
Total current assets	2,210,261	15,277,017
Other assets
Right-of-use assets	93,032
Other assets	478,075	22,725
Total other assets	571,107	22,725
Property and equipment, net	15,656	20,160
Total Assets	2,797,024	15,319,902
Current liabilities
Accounts payable	1,417,317	4,512,316
Accrued expenses	179,258	1,407,843
Lease liabilities	100,471
Other liabilities		13,359
Total current liabilities	1,697,046	5,933,518
Stockholders' equity
Common stock, $0.001 par value; 225,000,000 shares authorized; 19,108,331 and 6,036,562 shares issued and outstanding as of December 31, 2019 and 2018, respectively	19,108	6,037
Additional paid-in capital	79,885,078	71,505,160
Accumulated other comprehensive loss		(923)
Accumulated deficit	(80,333,164)	(70,200,145)
Total stockholders' equity	1,099,978	9,386,384
Total Liabilities and Stockholders' Equity	2,797,024	15,319,902
Series A Preferred Stock [Member]
Stockholders' equity
Preferred stock, value		2,289,324
Total stockholders' equity		2,289,324
Series B Preferred Stock [Member]
Stockholders' equity
Preferred stock, value	1,288,956	3,906,931
Total stockholders' equity	1,288,956	3,906,931
Series C Preferred Stock [Member]
Stockholders' equity
Preferred stock, value	240,000	1,880,000
Total stockholders' equity	$ 240,000	$ 1,880,000